Interest expense (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Interest Expense
Interest expense consists of the following:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Gross interest expense	US$	1,306.2	Rs.	99,000.2	Rs.	92,333.4	Rs.	86,899.6
Less: Interest capitalized *		(75.7)		(5,737.1)		(11,492.9)		(14,346.5)

Total	US$	1,230.5	Rs.	93,263.1	Rs.	80,840.5	Rs.	72,553.1

*	Represents borrowing costs capitalized during the year on qualifying assets (property plant and equipment and product development).